Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 1,268,252,493	$ 1,026,401,196
Cash and cash equivalents	309,975,140	332,036,013	$ 235,684,500	$ 245,171,924
Other current financial assets	4,041,415	3,352,404
Other current non-financial assets	66,825,997	19,801,573
Trade and other receivables, current	688,185,127	554,886,639
Current accounts receivable from related parties	56,440,088	57,976,125
Inventories	31,247,710	23,310,029
Current tax assets	111,537,016	35,038,413
TOTAL NON-CURRENT ASSETS	8,232,071,103	6,878,070,388
Other non-current financial assets	39,379,065	20,660,450
Other non-current non-financial assets	89,616,648	65,787,215
Trade and other non-current receivables	515,786,340	445,016,566
Non-Current accounts payable from related companies	6,348,001	48,358,915
Investments accounted for using the equity method	9,923,933	12,992,803	7,928,588
Intangible assets other than goodwill	191,221,555	165,114,521	132,278,593
Goodwill	921,078,198	915,705,369	917,352,974
Property, plant and equipment	6,110,688,761	5,033,496,472	5,304,476,114
Investment property	7,539,005	7,421,940	6,795,155
Assets for right of use	160,788,861	55,502,192
Deferred tax assets	179,700,736	108,013,945
TOTAL ASSETS	9,500,323,596	7,904,471,584
TOTAL CURRENT LIABILITIES	2,132,326,217	1,045,480,165
Other current financial liabilities	88,339,890	157,499,141
Current lease liabilities	11,105,018	7,007,711
Trade and other payables, current	978,324,487	627,958,022
Current accounts payable to related parties	1,004,597,958	130,053,962
Other current provisions	19,756,317	3,434,804
Current tax liabilities	13,148,707	72,359,944
Other current non-financial liabilities	17,053,840	47,166,581
TOTAL NON-CURRENT LIABILITIES	4,021,504,481	3,264,716,920
Other non-current financial liabilities	1,941,874,378	1,483,589,126
Non-current lease liabilities	148,557,059	44,857,807
Trade and other payables non-current	179,397,412	117,210,059
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Other long-term provisions	194,112,714	210,241,671
Deferred tax liabilities	197,416,950	168,057,562
Non-current provisions for employee benefits	58,951,586	75,538,265	66,163,490
Other non-current non-financial liabilities	1,135,285	1,177,968
TOTAL EQUITY	3,346,492,898	3,594,274,499	3,747,283,652	3,674,163,781
Equity attributable to Enel Chile	3,097,868,353	3,351,915,790
Allocated capital	3,882,103,470	3,882,103,470
Retained earnings	1,603,186,295	1,747,437,805
Other reserves	(2,387,421,412)	(2,277,625,485)	$ (2,405,509,135)	$ (2,375,672,564)
Non-controlling interests	248,624,545	242,358,709
TOTAL LIABILITIES AND EQUITY	9,500,323,596	7,904,471,584
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	704,953,231	581,661,790
Cash and cash equivalents	4,059,117	4,971,820
Other current financial assets	2,747,199	2,562,093
Other current non-financial assets	53,654,303	11,665,802
Trade and other receivables, current	319,374,477	285,241,891
Current accounts receivable from related parties	262,328,437	232,991,789
Inventories	25,601,423	18,163,284
Current tax assets	37,188,275	26,065,111
TOTAL NON-CURRENT ASSETS	5,869,269,137	4,722,779,027
Other non-current financial assets	38,915,283	20,660,446
Other non-current non-financial assets	85,177,306	62,608,451
Trade and other non-current receivables	100,176,330	166,469,458
Non-Current accounts payable from related companies	148,999,820	141,649,129
Investments accounted for using the equity method	6,095,038	9,551,139
Intangible assets other than goodwill	101,567,646	94,464,506
Goodwill	34,159,548	32,682,252
Property, plant and equipment	5,031,641,934	4,037,877,000
Assets for right of use	156,537,247	50,373,648
Deferred tax assets	165,998,985	106,442,998
TOTAL ASSETS	6,574,222,368	5,304,440,817
TOTAL CURRENT LIABILITIES	1,160,666,050	903,590,885
Other current financial liabilities	79,273,121	155,592,371
Current lease liabilities	9,242,799	5,495,257
Trade and other payables, current	668,905,400	416,425,675
Current accounts payable to related parties	373,766,861	237,326,397
Other current provisions	17,906,766	2,933,069
Current tax liabilities	2,461,869	65,963,158
Other current non-financial liabilities	9,109,234	19,854,958
TOTAL NON-CURRENT LIABILITIES	2,688,289,480	1,647,789,150
Other non-current financial liabilities	902,487,329	774,737,983
Non-current lease liabilities	145,264,339	41,147,046
Trade and other payables non-current	3,788,764	4,286,773
Non-Current accounts payable to related parties	1,245,386,779	457,825,939
Other long-term provisions	181,398,929	194,653,912
Deferred tax liabilities	192,175,894	152,083,137
Non-current provisions for employee benefits	17,787,446	23,054,360
TOTAL EQUITY	2,725,266,838	2,753,060,782
Equity attributable to Enel Chile	2,725,266,838	2,753,060,782
Allocated capital	1,264,108,957	1,403,737,121
Retained earnings	1,455,385,686	1,473,514,878
Share Premium	85,511,492	85,511,492
Treasury shares		(252,632,367)
Other reserves	(79,739,297)	42,929,658
TOTAL LIABILITIES AND EQUITY	6,574,222,368	5,304,440,817
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	381,074,530	282,024,842
Cash and cash equivalents	1,964,579	3,657,471
Other current financial assets	1,238,240	29,977
Other current non-financial assets	4,215,329	2,830,106
Trade and other receivables, current	344,375,668	259,172,712
Current accounts receivable from related parties	11,763,448	4,269,460
Inventories	2,997,869	3,397,415
Current tax assets	14,519,397	8,667,701
TOTAL NON-CURRENT ASSETS	1,590,778,338	1,369,182,558
Other non-current financial assets		4
Other non-current non-financial assets	3,076,764	2,791,875
Trade and other non-current receivables	401,098,758	277,378,406
Intangible assets other than goodwill	82,839,363	65,335,352
Goodwill	2,240,478	2,240,478
Property, plant and equipment	1,093,444,389	1,015,249,248
Assets for right of use	4,244,878	5,117,436
Deferred tax assets	3,833,708	1,069,759
TOTAL ASSETS	1,971,852,868	1,651,207,400
TOTAL CURRENT LIABILITIES	746,688,757	335,412,469
Other current financial liabilities	150,674	77,554
Current lease liabilities	1,853,542	1,505,677
Trade and other payables, current	262,862,315	190,709,618
Current accounts payable to related parties	465,826,390	118,883,364
Other current provisions	1,266,514
Current tax liabilities	9,202,761	95,556
Other current non-financial liabilities	5,526,561	24,140,700
TOTAL NON-CURRENT LIABILITIES	371,287,907	415,149,858
Other non-current financial liabilities		4
Non-current lease liabilities	3,292,221	3,704,860
Trade and other payables non-current	175,608,162	112,922,799
Non-Current accounts payable to related parties	142,651,760	228,805,329
Other long-term provisions	12,319,020	15,587,759
Deferred tax liabilities	11,639,461	20,212,892
Non-current provisions for employee benefits	24,641,998	32,738,247
Other non-current non-financial liabilities	1,135,285	1,177,968
TOTAL EQUITY	853,876,204	900,645,073
Equity attributable to Enel Chile	853,876,204	900,645,073
Allocated capital	230,137,980	230,137,980
Retained earnings	946,912,262	988,991,623
Share Premium	354,220	354,220
Other reserves	(323,528,258)	(318,838,750)
TOTAL LIABILITIES AND EQUITY	1,971,852,868	1,651,207,400
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(182,224,732)	(162,714,564)
Cash and cash equivalents	(303,951,444)	(323,406,722)
Other current financial assets	(55,976)	(760,334)
Other current non-financial assets	(8,956,365)	(5,305,665)
Trade and other receivables, current	(24,434,982)	(10,472,036)
Current accounts receivable from related parties	(217,651,797)	(179,285,124)
Inventories	(2,648,418)	(1,749,330)
Current tax assets	(59,829,344)	(305,601)
TOTAL NON-CURRENT ASSETS	(772,023,628)	(786,108,803)
Other non-current financial assets	(463,782)
Other non-current non-financial assets	(1,362,578)	(386,889)
Trade and other non-current receivables	(14,511,252)	(1,168,702)
Non-Current accounts payable from related companies	(142,651,819)	(93,290,214)
Investments accounted for using the equity method	(3,828,895)	(3,441,664)
Intangible assets other than goodwill	(6,814,546)	(5,314,663)
Goodwill	(884,678,172)	(880,782,639)
Property, plant and equipment	(14,397,562)	(19,629,776)
Investment property	(7,539,005)	(7,421,940)
Assets for right of use	(6,736)	(11,108)
Deferred tax assets	(9,868,043)	(501,188)
TOTAL ASSETS	(954,248,360)	(948,823,367)
TOTAL CURRENT LIABILITIES	(224,971,410)	(193,523,189)
Other current financial liabilities	(8,916,095)	(1,829,216)
Current lease liabilities	(8,677)	(6,777)
Trade and other payables, current	(46,556,772)	(20,822,729)
Current accounts payable to related parties	(165,004,707)	(226,155,799)
Other current provisions	(583,037)	(501,735)
Current tax liabilities	(1,484,077)	(6,301,230)
Other current non-financial liabilities	(2,418,045)	(3,170,923)
TOTAL NON-CURRENT LIABILITIES	(961,927,094)	(1,201,777,912)
Other non-current financial liabilities	(1,039,387,049)	(708,851,139)
Non-current lease liabilities	(499)	(5,901)
Trade and other payables non-current	(486)	(487)
Non-Current accounts payable to related parties	(87,979,442)	(477,413,194)
Other long-term provisions	(394,765)
Deferred tax liabilities	(6,398,405)	(4,238,467)
Non-current provisions for employee benefits	(16,522,142)	(19,745,658)
TOTAL EQUITY	(232,650,144)	(59,431,356)
Equity attributable to Enel Chile	(232,650,144)	(59,431,356)
Allocated capital	(2,387,856,533)	(2,248,228,369)
Retained earnings	(799,111,653)	(715,068,696)
Share Premium	(85,865,712)	(85,865,712)
Treasury shares		252,632,367
Other reserves	(1,735,529,312)	(1,759,357,684)
TOTAL LIABILITIES AND EQUITY	$ (954,248,360)	$ (948,823,367)